POST-EMPLOYMENT BENEFITS - Amounts recognized in Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in Other Comprehensive Income
Actuarial gains (losses) recognized in OCI in the year net of deferred taxes - Social Security Program	R$ (1,688,837)	R$ 19,105	R$ (114,214)
Other post-employment benefit obligations
Amounts recognized in Other Comprehensive Income
Other Comprehensive Income (OCI) accumulated - Other post-employment benefits	462,816	413,156
Actuarial gains (losses) recognized in OCI in the year net of deferred taxes - Social Security Program	R$ (49,660)	R$ (197,668)